UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Auto Components — 0.0%
Lear Corp.		807	$66,908

Construction & Engineering — 0.0%
USI United Subcontractors (a)		6,454	6,454

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd. (a)		384,412,912	2,191,154

Hotels, Restaurants & Leisure — 0.4%
BLB Worldwide Holdings, Inc. (a)		51,947	1,272,701
Travelport Worldwide Ltd. (a)		1,158,668	1,494,682

			2,767,383

Metals & Mining — 0.0%
Euramax International (a)		234	56,088

Paper & Forest Products — 0.2%
NewPage Corp. (a)		13,780	1,171,300

Software — 0.3%
HMH Holdings/EduMedia (a)		128,441	1,990,836

Total Common Stocks — 1.2%			8,250,123

Asset-Backed Securities		Par (000)

Asset-Backed Securities — 6.7%
321 Henderson Receivables I LLC, Class A (b):
Series 2010-2A, 4.07%, 1/15/48	USD	1,302	1,401,124
Series 2010-3A, 3.82%, 12/15/48		3,758	4,000,700
ACAS CLO Ltd. (b)(c):
Series 2007-1A, Class A1S, 0.45%, 4/20/21		746	734,474
Series 2013-1A, Class D, 3.84%, 4/20/25		750	716,250
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24 (b)(c)		1,750	1,680,000
Aircraft Lease Securitisation, Ltd., Series 2007-1A, Class G3, 0.43%, 5/10/32 (b)(c)		815	778,714
ALM Loan Funding (b)(c):
Series 2010-3AR, Class D, 4.49%, 11/20/20		4,000	4,000,000
Series 2013-7R2A, Class B, 2.86%, 4/24/24		865	837,493
Series 2013-7RA, Class C, 3.71%, 4/24/24		2,410	2,331,916
Series 2013-7RA, Class D, 5.26%, 4/24/24		1,040	956,488

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(c)	USD	1,100	$1,052,150
Battalion CLO IV, Ltd., Series 2013-4A, Class C, 3.64%, 10/22/25 (b)(c)		500	468,300
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17	GBP	2,650	4,415,434
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.24%, 2/14/25 (b)(c)	USD	250	247,625
CarMax Auto Owner Trust 2012-3, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,540,269
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (b)(c)		500	490,000
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22 (b)(c)		500	481,250
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.33%, 10/25/47 (c)		1,932	1,892,121
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,883	2,703,089
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (b)(c)		1,500	1,419,600
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23 (b)(c)		1,090	1,081,171
GSAA Trust, Series 2007-3, Class 1A2, 0.34%, 3/25/47 (c)		2,832	1,347,171
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (b)(c)		1,000	957,100
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (b)(c)		420	398,832
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.10%, 10/15/25 (b)(c)		1,000	963,780
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (b)(c)		500	470,450
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (b)(c)		500	495,400
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25 (b)(c)		500	495,350

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class D, 3.15%, 8/15/16 (b)	USD	1,563	$1,566,653
Santander Drive Auto Receivables Trust, Series 2011-S2A (b):
Class B, 2.06%, 6/15/17		241	242,317
Class C, 2.86%, 6/15/17		250	250,933
SLC Student Loan Trust, Series 2006-A, Class A4, 0.36%, 1/15/19 (c)		183	183,185
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,071,184

			44,670,523

Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		8,801	635,332
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		9,013	605,592

			1,240,924

Total Asset-Backed Securities — 6.9%			45,911,447

Corporate Bonds

Aerospace & Defense — 0.6%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)(d)		928	904,800
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21 (d)		570	621,300
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (d)		1,966	2,128,195
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		339	352,503

			4,006,798

Airlines — 2.5%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		651	647,745
American Airlines Pass-Through Trust, Series 2013-2 (b):
Class A, 4.95%, 7/15/24 (d)		3,250	3,404,375
Class B, 5.60%, 1/15/22		755	757,831
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (d)		2,090	2,163,150

Corporate Bonds		Par (000)	Value

Airlines (concluded)
Continental Airlines, Inc., 6.75%, 9/15/15 (b)(d)	USD	1,350	$1,387,125
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		234	264,932
United Continental Holdings, Inc., 6.00%, 12/01/20		950	945,250
US Airways Pass-Through Trust, Class C (d):
Series 2011-1, 10.88%, 10/22/14		847	887,267
Series 2012-1, 9.13%, 10/01/15		2,115	2,220,757
Virgin Australia Trust (b):
Series 2013-1A, 5.00%, 10/23/23		800	817,697
Series 2013-1B, 6.00%, 10/23/20		1,700	1,742,500
Series 2013-1, Class C, 7.13%, 10/23/18		1,240	1,244,550

			16,483,179

Auto Components — 1.0%
Affinia Group, Inc., 7.75%, 5/01/21 (b)(d)		1,095	1,144,275
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	100	168,539
GKN Holdings PLC, 5.38%, 9/19/22		120	207,989
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	USD	610	636,687
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	554	1,022,090
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)	USD	445	462,800
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	110	151,538
Schaeffler Holding Finance BV (e):
6.88%, 8/15/18 (b)(d)	USD	1,085	1,155,525
6.88%, 8/15/18	EUR	375	543,690
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18		342	486,384
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	555	573,038

			6,552,555

Automobiles — 0.5%
Ford Motor Co., 4.25%, 11/15/16 (f)		434	878,036

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Automobiles (concluded)
General Motors Co., 3.50%, 10/02/18 (b)(d)	USD	2,478	$2,524,463

			3,402,499

Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		82	95,018

Building Products — 1.2%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		415	420,188
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(d)		890	923,375
Building Materials Corp. of America (b)(d):
7.00%, 2/15/20		1,345	1,445,875
6.75%, 5/01/21		1,030	1,109,825
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)(d)		1,030	1,073,775
Momentive Performance Materials, Inc., 8.88%, 10/15/20		530	557,825
Texas Industries, Inc., 9.25%, 8/15/20		523	573,992
USG Corp., 9.75%, 1/15/18 (d)		1,390	1,626,300

			7,731,155

Capital Markets — 0.4%
American Capital Ltd., 6.50%, 9/15/18 (b)(d)		975	1,010,344
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(f)(g)		249	431,392
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		240	246,900
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (b)(d)		1,097	1,139,615

			2,828,251

Chemicals — 1.4%
Ashland, Inc., 3.88%, 4/15/18 (d)		675	678,375
Chemtura Corp., 5.75%, 7/15/21		200	202,500
Huntsman International LLC, 8.63%, 3/15/21 (d)		655	733,600
INEOS Finance PLC, 7.50%, 5/01/20 (b)(d)		445	487,275
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		680	684,250
6.50%, 8/15/18	EUR	328	452,916
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	301	313,793
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)(d)		320	331,200

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)(d)	USD	898	$992,290
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		260	260,975
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (d)		3,175	3,262,312
Solvay Finance SA, 4.20% (c)(h)	EUR	360	494,451
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV:
5.75%, 2/01/21		200	281,978
7.38%, 5/01/21 (b)	USD	398	421,880

			9,597,795

Commercial Banks — 2.3%
BNP Paribas SA, 2.38%, 9/14/17 (d)		3,225	3,310,572
CIT Group, Inc. (d):
5.00%, 5/15/17		890	950,075
5.50%, 2/15/19 (b)		1,370	1,476,175
HSBC Bank PLC, 3.10%, 5/24/16 (b)(d)		2,560	2,694,817
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,587,823
ING Bank NV, 2.00%, 9/25/15 (b)(d)	USD	3,245	3,296,660
Lloyds Bank PLC, 11.88%, 12/16/21 (c)	EUR	52	87,616
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,526,626

			14,930,364

Commercial Services & Supplies — 1.6%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	200	357,531
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	99,625
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		292	308,790
The ADT Corp., 6.25%, 10/15/21 (b)		401	418,544
ARAMARK Corp., 5.75%, 3/15/20 (b)(d)		712	742,260
Aviation Capital Group Corp., 4.63%, 1/31/18 (b)(d)		1,000	1,023,961
Bilbao Luxembourg SA, 10.50%, 12/01/18 (e)	EUR	100	133,162
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	617	629,340
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		63	67,337

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18	USD	306	$311,355
Covanta Holding Corp., 6.38%, 10/01/22		100	103,047
EC Finance PLC, 9.75%, 8/01/17	EUR	100	148,449
Interactive Data Corp., 10.25%, 8/01/18 (d)	USD	2,210	2,489,123
Mobile Mini, Inc., 7.88%, 12/01/20 (d)		915	1,008,787
United Rentals North America, Inc. (d):
5.75%, 7/15/18		494	530,433
7.63%, 4/15/22		1,518	1,700,160
Verisure Holding AB:
8.75%, 9/01/18	EUR	199	296,090
8.75%, 12/01/18		111	162,214
West Corp., 8.63%, 10/01/18	USD	165	179,644

			10,709,852

Communications Equipment — 2.0%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)(f)		6,670	6,753,375
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (b)(d)		1,770	1,785,487
Avaya, Inc., 7.00%, 4/01/19 (b)		437	424,983
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(e)		605	626,175
Zayo Group LLC/Zayo Capital, Inc. (d):
8.13%, 1/01/20		1,800	1,984,500
10.13%, 7/01/20		1,460	1,686,300

			13,260,820

Construction & Engineering — 0.1%
Astaldi SpA, 7.13%, 12/01/20	EUR	215	303,623
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	258	270,255
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		320	307,200

			881,078

Construction Materials — 1.5%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	154	234,445
HD Supply, Inc.:
8.13%, 4/15/19 (d)	USD	4,285	4,783,131
11.00%, 4/15/20 (d)		770	914,375
7.50%, 7/15/20 (d)		2,696	2,857,760
11.50%, 7/15/20		335	400,325

Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20	EUR	64	$106,313
Lafarge SA, 4.75%, 9/30/20		245	348,899

			9,645,248

Consumer Finance — 0.7%
Ford Motor Credit Co. LLC (d):
3.88%, 1/15/15	USD	2,475	2,558,133
7.00%, 4/15/15		400	432,855
Hyundai Capital America, 3.75%, 4/06/16 (b)(d)		1,285	1,347,729
IVS F. SpA, 7.13%, 4/01/20	EUR	235	328,099
Springleaf Finance Corp. (b):
7.75%, 10/01/21	USD	52	55,250
8.25%, 10/01/23		94	101,050

			4,823,116

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17	EUR	100	145,392
5.00%, 11/15/22		260	350,639
Berry Plastics Corp., 9.75%, 1/15/21	USD	290	337,487
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	274	372,311
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (d)	USD	144	155,520
OI European Group BV, 4.88%, 3/31/21	EUR	311	442,280

			1,803,629

Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (d)	USD	874	935,180

Diversified Consumer Services — 0.6%
APX Group, Inc.:
6.38%, 12/01/19		566	571,660
8.75%, 12/01/20 (d)		1,387	1,425,143
Garda World Security Corp., 7.25%, 11/15/21 (b)		275	279,125
Laureate Education, Inc., 9.25%, 9/01/19 (b)(d)		1,460	1,598,700

			3,874,628

Diversified Financial Services — 3.7%
Aircastle Ltd., 6.25%, 12/01/19 (d)		367	396,360
Ally Financial, Inc. (d):
8.30%, 2/12/15		2,460	2,656,800
8.00%, 11/01/31		2,766	3,282,600

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Citigroup, Inc., 5.95% (c)(d)(h)	USD	1,370	$1,279,237
Co-Operative Group Ltd.:
6.88%, 7/08/20	GBP	300	499,476
7.50%, 7/08/26 (i)		600	997,500
DPL, Inc.:
6.50%, 10/15/16	USD	70	75,600
7.25%, 10/15/21		185	188,700
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	700	1,231,315
The Goldman Sachs Group, Inc., 3.30%, 5/03/15 (d)	USD	3,285	3,395,103
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(d)		585	606,206
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		567	559,913
Leucadia National Corp., 8.13%, 9/15/15 (d)		1,870	2,075,700
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)		1,450	1,631,250
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19 (d)		1,294	1,384,580
9.00%, 4/15/19		180	192,600
9.88%, 8/15/19		535	593,850
5.75%, 10/15/20 (d)		800	820,000
6.88%, 2/15/21 (d)		820	885,600
WMG Acquisition Corp.:
11.50%, 10/01/18		753	871,598
6.00%, 1/15/21 (b)(d)		841	876,743

			24,500,731

Diversified Telecommunication Services — 3.9%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (d)		906	921,855
Level 3 Communications, Inc., 8.88%, 6/01/19		735	805,744
Level 3 Financing, Inc.:
4.15%, 2/15/15 (c)(d)		1,725	1,725,949
3.83%, 1/15/18 (b)(c)		411	414,082
8.13%, 7/01/19 (d)		3,083	3,375,885
7.00%, 6/01/20		495	524,700
6.13%, 1/15/21 (b)(d)		1,682	1,707,230
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	339,107
4.88%, 9/25/20	EUR	220	300,606
5.88%, 5/19/23	GBP	450	698,425
Series TIT, 6.13%, 11/15/16	EUR	300	417,464
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		271	388,562
6.75%, 8/15/24		397	570,300
Verizon Communications, Inc., 3.65%, 9/14/18 (d)	USD	13,000	13,821,418

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Windstream Corp., 7.75%, 10/15/20	USD	46	$49,220

			26,060,547

Electric Utilities — 0.2%
Homer City Generation LP (e):
8.14%, 10/01/19		345	356,213
8.73%, 10/01/26		495	508,612
Mirant Mid Atlantic Pass-Through Trust B, Series B, 9.13%, 6/30/17 (d)		538	568,212

			1,433,037

Electrical Equipment — 0.4%
Belden, Inc., 5.50%, 4/15/23	EUR	140	186,427
Pentair Finance SA, 1.88%, 9/15/17 (d)	USD	371	369,485
Rexel SA, 5.13%, 6/15/20	EUR	439	632,304
Techem GmbH:
6.13%, 10/01/19		300	442,290
7.88%, 10/01/20		106	160,597
Trionista Holdco GmbH, 5.00%, 4/30/20		410	565,521
Trionista TopCo GmbH, 6.88%, 4/30/21		100	142,144

			2,498,768

Energy Equipment & Services — 1.9%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)(d)	USD	503	509,287
CGG, 7.75%, 5/15/17 (d)		330	339,488
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (d)		185	187,775
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (d)		375	386,250
MEG Energy Corp. (b)(d):
6.50%, 3/15/21		358	372,320
7.00%, 3/31/24		864	881,280
Oil States International, Inc. (d):
6.50%, 6/01/19		1,614	1,716,892
5.13%, 1/15/23		908	1,019,230
Peabody Energy Corp. (d):
6.00%, 11/15/18		1,004	1,066,750
6.25%, 11/15/21		991	1,013,297
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)(d)		535	548,375
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,320	2,383,800
Transocean, Inc. (d):
4.95%, 11/15/15		1,040	1,116,537
5.05%, 12/15/16		180	198,624
2.50%, 10/15/17		725	735,502

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
Transocean, Inc. (d) (concluded):
6.00%, 3/15/18	USD	230	$260,504

			12,735,911

Food & Staples Retailing — 0.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	312	544,986
8.75%, 6/15/20		200	357,532
Brakes Capital, 7.13%, 12/15/18		1,655	2,700,223
R&R Ice Cream PLC, 9.25%, 5/15/18 (e)	EUR	314	439,463
Rite Aid Corp., 9.25%, 3/15/20 (d)	USD	1,095	1,263,356

			5,305,560

Food Products — 0.3%
Findus Bondco SA:
9.13%, 7/01/18	EUR	187	278,235
9.50%, 7/01/18	GBP	100	177,538
Post Holdings, Inc., 6.75%, 12/01/21 (b)	USD	252	257,040
Smithfield Foods, Inc., 6.63%, 8/15/22 (d)		783	827,044
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18		207	216,315
5.88%, 8/01/21		193	199,755
Univeg Holding BV, 7.88%, 11/15/20	EUR	135	182,521

			2,138,448

Gas Utilities — 0.2%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18 (d)	USD	1,515	1,643,775

Health Care Equipment & Supplies — 1.1%
Biomet, Inc. (d):
6.50%, 8/01/20		1,720	1,823,200
6.50%, 10/01/20		418	434,720
CareFusion Corp., 5.13%, 8/01/14 (d)		3,000	3,087,651
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (d)		413	452,235
IDH Finance PLC, 6.00%, 12/01/18	GBP	113	187,213
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	328	362,440
Teleflex, Inc., 6.88%, 6/01/19 (d)		675	708,750

			7,056,209

Corporate Bonds		Par (000)	Value

Health Care Providers & Services — 1.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19 (d)	USD	995	$1,069,625
6.00%, 10/15/21 (b)		232	237,800
CHS/Community Health Systems, Inc., 5.13%, 8/15/18 (d)		490	509,600
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	441	755,343
HCA, Inc. (d):
7.88%, 2/15/20	USD	1,896	2,045,310
7.25%, 9/15/20		711	776,768
Hologic, Inc., 6.25%, 8/01/20 (d)		1,289	1,359,895
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(j)		240	241,200
Tenet Healthcare Corp.:
6.25%, 11/01/18 (d)		1,134	1,241,730
8.00%, 8/01/20 (d)		775	844,750
6.00%, 10/01/20 (b)		461	481,745
8.13%, 4/01/22 (d)		1,198	1,299,830
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	589,600

			11,453,196

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)(d)	USD	4,300	5,074,000

Hotels, Restaurants & Leisure — 4.1%
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)(d)		370	382,950
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	355	507,699
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (f)	GBP	100	169,030
Enterprise Inns PLC, 6.50%, 12/06/18		926	1,575,822
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	290	415,757
GLP Capital LP/GLP Financing II, Inc. (b):
4.38%, 11/01/18	USD	357	364,140
4.88%, 11/01/20		458	456,855
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	480	706,848
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	70	74,900
5.88%, 3/15/21		294	285,180
MCE Finance Ltd., 5.00%, 2/15/21 (b)(d)		941	910,418
Playa Resorts Holding BV, 8.00%, 8/15/20 (b)		165	173,250
PNK Finance Corp., 6.38%, 8/01/21 (b)		518	534,835

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)(d)	USD	576	$564,480
Snai SpA, 7.63%, 6/15/18	EUR	205	283,150
Spirit Issuer PLC (c):
Series A1, 1.07%, 12/28/28	GBP	655	876,177
Series A2, 3.22%, 12/28/31		1,800	2,577,172
Series A5, 5.47%, 12/28/28		4,500	6,792,689
Series A6, 2.32%, 12/28/36		2,670	4,008,484
Station Casinos LLC, 7.50%, 3/01/21 (d)	USD	2,245	2,396,538
Travelport LLC/Travelport Holdings, Inc., 11.88%, 9/01/16 (b)		78	78,404
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(k)		375	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	400	682,337
Series A4, 5.66%, 6/30/27		822	1,318,210
Vougeot Bidco PLC, 7.88%, 7/15/20		218	378,116
Wynn Macau Ltd., 5.25%, 10/15/21 (b)(d)	USD	428	432,280

			26,945,721

Household Durables — 1.4%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	530	784,979
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)(d)	USD	510	499,800
Beazer Homes USA, Inc., 6.63%, 4/15/18 (d)		910	978,250
Berkline/Benchcraft LLC, 4.50%, 11/03/14 (a)(k)		200	—
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(d)		925	964,313
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		259	257,705
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)(d)		2,130	2,252,475
KB Home, 7.25%, 6/15/18 (d)		880	963,600
Libbey Glass, Inc., 6.88%, 5/15/20 (d)		226	241,255
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	248	382,475
Standard Pacific Corp., 8.38%, 1/15/21 (d)	USD	1,000	1,150,000

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	USD	597	$576,105

			9,050,957

Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	353	518,787
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	250	266,250
6.63%, 11/15/22		285	303,525

			1,088,562

Independent Power Producers & Energy Traders — 1.9%
AES Corp., 7.75%, 10/15/15 (d)		972	1,074,060
Calpine Corp. (b):
7.50%, 2/15/21		147	160,230
6.00%, 1/15/22		143	146,933
5.88%, 1/15/24		438	435,810
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		625	640,625
10.00%, 12/01/20		390	414,375
10.00%, 12/01/20 (b)(d)		2,105	2,231,300
12.25%, 3/01/22 (b)		3,408	3,953,280
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		247	254,213
Series C, 9.68%, 7/02/26 (d)		1,001	1,031,030
Laredo Petroleum, Inc.:
9.50%, 2/15/19		630	702,450
7.38%, 5/01/22		515	557,487
NRG Energy, Inc., 7.63%, 1/15/18 (d)		913	1,040,820

			12,642,613

Insurance — 1.8%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16 (d)		3,000	3,473,064
American International Group, Inc., 3.00%, 3/20/15 (d)		3,120	3,212,764
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)(d)		304	325,280
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)(d)		750	826,300
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	100	163,630
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	255	263,606
Liberty Mutual Group, Inc., 7.00%, 3/15/37 (b)(c)(d)		1,575	1,638,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		595	614,338

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	400	$637,536
TMF Group Holding BV, 9.88%, 12/01/19 (c)		310	454,927

			11,609,445

Internet Software & Services — 0.1%
Cerved Group SpA:
6.38%, 1/15/20		100	143,989
8.00%, 1/15/21		100	144,237
Equinix, Inc., 4.88%, 4/01/20	USD	139	138,652
IAC/InterActiveCorp, 4.88%, 11/30/18 (b)		495	505,519

			932,397

IT Services — 2.3%
Ceridian Corp., 8.88%, 7/15/19 (b)(d)		1,395	1,612,969
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(d)		1,004	1,159,620
Epicor Software Corp., 8.63%, 5/01/19 (d)		1,260	1,370,250
First Data Corp. (b):
7.38%, 6/15/19 (d)		1,775	1,899,250
6.75%, 11/01/20 (d)		1,250	1,309,375
11.75%, 8/15/21		582	603,825
SunGard Data Systems, Inc., 6.63%, 11/01/19 (d)		1,040	1,085,500
The Western Union Co. (d):
2.88%, 12/10/17		4,000	4,105,212
3.35%, 5/22/19		1,650	1,665,008
WEX, Inc., 4.75%, 2/01/23 (b)(d)		550	507,375

			15,318,384

Machinery — 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		167	170,340

Media — 4.0%
Adria Bidco BV, 7.88%, 11/15/20	EUR	140	190,470
AMC Networks, Inc., 7.75%, 7/15/21 (d)	USD	865	973,125
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(k)		509	394,475
Checkout Holding Corp., 10.72%, 11/15/15 (b)(d)(g)		1,056	860,640
Clear Channel Communications, Inc., 9.00%, 3/01/21		1,311	1,324,110
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20 (d)		677	714,235
6.50%, 11/15/22 (d)		965	993,950
6.50%, 11/15/22		213	220,455

Corporate Bonds		Par (000)	Value

Media (continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.13%, 2/15/16 (d)	USD	3,000	$3,128,679
DISH DBS Corp. (d):
7.13%, 2/01/16		200	221,000
4.25%, 4/01/18		1,330	1,353,275
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		305	324,063
Gannett Co., Inc. (b):
5.13%, 10/15/19		197	203,156
5.13%, 7/15/20		218	222,360
6.38%, 10/15/23		304	316,920
Gray Television, Inc., 7.50%, 10/01/20 (b)(d)		428	450,470
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (d)		1,660	1,813,550
5.50%, 8/01/23 (b)		515	493,112
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)(d)		910	953,225
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		185	199,800
The McClatchy Co., 9.00%, 12/15/22		330	358,050
MDC Partners, Inc., 6.75%, 4/01/20 (b)		493	512,720
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		245	248,675
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		345	356,212
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		580	585,800
Sirius XM Holdings, Inc. (b):
5.88%, 10/01/20		342	352,688
5.75%, 8/01/21		424	429,300
4.63%, 5/15/23		311	277,568
Sterling Entertainment Corp., 10.00%, 12/15/19		1,175	1,175,000
Townsquare Radio LLC / Townsquare Radio, Inc., 9.00%, 4/01/19 (b)(d)		789	848,175
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		1,440	1,566,000
5.63%, 4/15/23	EUR	104	142,409
Univision Communications, Inc., 6.75%, 9/15/22 (b)(d)	USD	286	314,600
Virgin Media Secured Finance PLC:
6.50%, 1/15/18 (d)		1,000	1,036,250
6.00%, 4/15/21	GBP	1,274	2,141,974
Ziggo BV, 3.63%, 3/27/20	EUR	455	618,254

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Media (concluded)
Ziggo Finance BV, 6.13%, 11/15/17	EUR	100	$140,293

			26,455,038

Metals & Mining — 2.0%
APERAM (b):
7.38%, 4/01/16	USD	150	154,875
7.75%, 4/01/18		150	154,875
ArcelorMittal:
9.50%, 2/15/15 (d)		1,910	2,081,900
4.25%, 8/05/15 (d)		738	763,830
5.00%, 2/25/17		343	364,009
6.13%, 6/01/18 (d)		498	540,953
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	495	703,714
Glencore Funding LLC, 1.70%, 5/27/16 (b)(d)	USD	2,450	2,454,246
Global Brass & Copper, Inc., 9.50%, 6/01/19 (d)		695	776,662
Kaiser Aluminum Corp., 8.25%, 6/01/20 (d)		510	577,575
Novelis, Inc., 8.75%, 12/15/20 (d)		2,375	2,660,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		290	310,300
Steel Dynamics, Inc., 6.38%, 8/15/22		555	603,563
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(j)		1,301	1,336,777

			13,483,279

Multiline Retail — 0.5%
Dollar General Corp., 1.88%, 4/15/18 (d)		2,133	2,087,943
Dufry Finance SCA, 5.50%, 10/15/20 (b)(d)		557	573,710
The Neiman Marcus Group, Inc., 8.00%, 10/15/21 (b)(d)		856	879,540

			3,541,193

Oil, Gas & Consumable Fuels — 3.7%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		455	445,900
Alpha Natural Resources, Inc., 6.25%, 6/01/21		209	179,218
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)(d)		774	781,740
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	266,065
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		95	100,463

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	305	$330,162
Concho Resources, Inc., 6.50%, 1/15/22 (d)		221	239,232
CONSOL Energy, Inc., 8.25%, 4/01/20 (d)		1,890	2,055,375
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19 (d)		630	678,825
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (d)		215	225,212
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)(d)		1,285	1,412,860
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		662	651,280
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (d)		1,470	1,628,025
Lightstream Resources Ltd., 8.63%, 2/01/20 (b)		379	377,105
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (d)		903	966,210
7.75%, 2/01/21		215	223,063
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		344	353,460
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	409,450
6.50%, 11/01/21		410	442,800
6.88%, 3/15/22 (b)		479	514,925
Offshore Group Investment Ltd., 7.13%, 4/01/23		656	675,680
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		202	212,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		351	387,855
Petrobras Global Finance BV, 3.00%, 1/15/19 (d)		768	729,436
Range Resources Corp. (d):
6.75%, 8/01/20		815	884,275
5.75%, 6/01/21		161	171,666
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		143	149,435
Rosetta Resources, Inc., 5.63%, 5/01/21		379	380,421
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (b)(d)		754	714,415
Sabine Pass LNG LP, 7.50%, 11/30/16 (d)		3,110	3,514,300

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc.:
8.75%, 1/15/20	USD	94	$101,520
7.50%, 2/15/23 (d)		1,096	1,117,920
SESI LLC, 6.38%, 5/01/19 (d)		475	505,875
SM Energy Co.:
6.63%, 2/15/19		60	63,600
6.50%, 11/15/21 (d)		605	647,350
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		636	664,620
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (d)		176	180,840
Whiting Petroleum Corp., 5.00%, 3/15/19 (d)		1,426	1,458,085

			24,840,763

Paper & Forest Products — 0.2%
Ainsworth Lumber Co., Ltd., 7.50%, 12/15/17 (b)(d)		728	784,420
NewPage Corp., 11.38%, 12/31/14 (a)(k)		3,177	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)(d)		305	332,450

			1,116,870

Pharmaceuticals — 0.8%
Capsugel SA, 7.00%, 5/15/19 (b)(e)		156	158,730
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18 (d)		2,214	2,438,167
6.88%, 12/01/18 (d)		1,210	1,297,725
6.38%, 10/15/20 (d)		613	645,949
7.50%, 7/15/21		335	368,500
5.63%, 12/01/21 (j)		520	522,600

			5,431,671

Professional Services — 0.1%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	202	283,887
Truven Health Analytics, Inc., 10.63%, 6/01/20	USD	540	610,875

			894,762

Real Estate Investment Trusts (REITs) — 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)(d)		634	670,455
Felcor Lodging LP, 6.75%, 6/01/19 (d)		820	877,400

Corporate Bonds		Par (000)	Value

Real Estate Investment Trusts (REITs) (concluded)
The Geo Group, Inc., 5.88%, 1/15/22 (b)	USD	340	$340,000
iStar Financial, Inc., 4.88%, 7/01/18		449	446,755
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21 (d)		1,300	1,378,367

			3,712,977

Real Estate Management & Development — 1.1%
Realogy Corp. (b):
7.88%, 2/15/19 (d)		1,833	2,002,552
7.63%, 1/15/20 (d)		1,015	1,134,263
9.00%, 1/15/20		367	425,720
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		756	757,890
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		220	220,000
RPG Byty Sro, 6.75%, 5/01/20	EUR	220	302,673
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (d)	USD	2,110	2,331,550

			7,174,648

Road & Rail — 0.9%
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)(d)		3,400	3,488,148
The Hertz Corp.:
7.50%, 10/15/18		540	583,875
6.75%, 4/15/19		405	436,388
5.88%, 10/15/20		435	451,312
7.38%, 1/15/21 (d)		675	740,812
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		319	318,203

			6,018,738

Semiconductors & Semiconductor Equipment — 0.3%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	100	138,937
NXP BV/NXP Funding LLC (b)(d):
3.75%, 6/01/18	USD	950	957,125
5.75%, 2/15/21		560	583,100

			1,679,162

Software — 0.7%
Activision Blizzard, Inc. (b):
5.63%, 9/15/21 (d)		467	485,096
6.13%, 9/15/23		163	170,743
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(e)		298	306,195
Infor US, Inc., 9.38%, 4/01/19 (d)		2,000	2,255,000

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Software (concluded)
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(d)	USD	1,715	$1,616,387

			4,833,421

Specialty Retail — 1.1%
Claire's Stores, Inc. (b):
9.00%, 3/15/19 (d)		1,034	1,156,788
7.75%, 6/01/20		219	219,000
Magnolia BC SA, 9.00%, 8/01/20	EUR	274	389,065
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (b)(d)(e)	USD	620	641,700
Michaels Stores, Inc., 7.75%, 11/01/18		317	343,153
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(e)		218	223,180
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	172,016
Party City Holdings, Inc., 8.88%, 8/01/20	USD	599	664,890
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (b)(e)		252	260,190
QVC, Inc. (b)(d):
7.50%, 10/01/19		410	440,939
7.38%, 10/15/20		1,260	1,363,393
Sally Holdings LLC / Sally Capital, Inc.:
6.88%, 11/15/19 (d)		920	1,017,750
5.50%, 11/01/23		508	505,460

			7,397,524

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (d)		380	415,150
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		645	648,225
The William Carter Co., 5.25%, 8/15/21 (b)		346	352,055

			1,415,430

Transportation Infrastructure — 1.8%
Aguila 3 SA (b):
7.88%, 1/31/18		498	528,502
Series 144, 7.88%, 1/31/18		350	371,438
Federal Express Corp. 2012 Pass Through Trust, 2.63%, 1/15/18 (b)(d)		1,212	1,225,253
Penske Truck Leasing Co. LP / PTL Finance Corp. (b)(d):
3.13%, 5/11/15		3,372	3,469,087

Corporate Bonds		Par (000)	Value

Transportation Infrastructure (concluded)
Penske Truck Leasing Co. LP / PTL Finance Corp. (b)(d) (concluded):
3.38%, 3/15/18	USD	6,155	$6,350,095

			11,944,375

Wireless Telecommunication Services — 2.4%
Crown Castle Towers LLC, 4.52%, 1/15/35 (b)(d)		3,000	3,104,556
Digicel Ltd., 6.00%, 4/15/21 (b)(d)		2,073	2,000,445
Sprint Communications, Inc. (b)(d):
9.00%, 11/15/18		2,020	2,444,200
7.00%, 3/01/20		1,361	1,514,113
Sprint Corp., 7.88%, 9/15/23 (b)(d)		2,590	2,836,050
T-Mobile USA, Inc.:
6.63%, 4/28/21 (d)		1,380	1,445,550
6.13%, 1/15/22		215	219,031
6.73%, 4/28/22 (d)		1,455	1,516,837
6.50%, 1/15/24		395	399,938
Wind Acquisition Finance SA, 6.50%, 4/30/20 (b)		311	328,105

			15,808,825

Total Corporate Bonds — 64.0%			424,968,442

Floating Rate Loan Interests (c)

Aerospace & Defense — 0.7%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,294	1,304,818
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		655	657,834
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,577	2,591,797

			4,554,449

Airlines — 0.4%
Delta Air Lines, Inc., Term Loan B1, 4.00%, 10/18/18		681	683,451
Northwest Airlines, Inc.:
Term Loan, 2.24%, 3/10/17		527	485,747
Term Loan, 1.62%, 9/10/18		690	608,925
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19		840	842,520

			2,620,643

Auto Components — 2.1%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		908	919,071

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Auto Components (concluded)
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17	USD	964	$946,399
2nd Lien Term Loan, 10.50%, 1/29/18		1,500	1,395,000
Federal-Mogul Corp.:
Term Loan B, 2.10% - 2.11%, 12/29/14		3,463	3,418,164
Term Loan C, 2.10% – 2.11%, 12/28/15		3,177	3,136,176
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,985	3,011,119
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		140	140,759
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		1,272	1,256,248

			14,222,936

Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term Loan, 0.00%, 3/01/11 (a)(k)		1,000	100

Biotechnology — 0.1%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		529	531,749

Building Products — 0.7%
Continental Building Products LLC, 1st Lien Term Loan, 4.50%, 8/14/20		915	910,425
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,380	1,381,725
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		550	552,161
United Subcontractors, Inc., Term Loan, 4.25%, 6/30/15		172	162,963
Wilsonart International Holdings LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		770	760,375
Term Loan B, 4.00%, 10/31/19		814	806,054

			4,573,703

Capital Markets — 0.4%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16		557	558,821
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		793	795,250
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		492	493,385

Floating Rate Loan Interests (c)		Par (000)	Value

Capital Markets (concluded)
Santander Asset Management, Term Loan, 1.00%, 11/11/20	USD	1,125	$1,125,000

			2,972,456

Chemicals — 1.8%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		322	323,012
Term Loan B2, 4.50%, 10/03/19		167	167,596
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		525	528,691
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		46	45,764
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		378	380,043
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 11/30/19		660	660,000
2nd Lien Term Loan, 8.25%, 5/30/20		560	562,800
Evergreen Acquisition 1 LP, Term Loan, 5.00%, 7/09/19		775	776,416
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		507	507,619
MacDermid, Inc., 1st Lien Term Loan, 3.16%, 6/08/20		668	671,667
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,268	1,258,792
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	716,238
Term Loan B2, 4.25%, 1/15/20		680	683,570
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		790	796,093
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		663	661,679
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		940	950,543
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/01/20		2,099	2,114,314

			11,804,837

Commercial Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.27%, 11/30/20		420	421,575

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Commercial Banks (concluded)
Redtop Acquisitions Ltd. (concluded):
2nd Lien Term Loan, 8.25%, 5/31/21	USD	355	$356,775

			778,350

Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19		1,478	1,484,195
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,259	1,262,221
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		600	601,493
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		370	374,163
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		967	970,046
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19		204	204,535
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		778	777,077
2nd Lien Term Loan, 9.00%, 4/20/20		352	354,169
Protection One, Inc., Term Loan, 4.25%, 3/21/19		573	572,218
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,790	1,791,128
West Corp., Term Loan B8, 3.75%, 6/29/18		982	985,466

			9,376,711

Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19		3,623	3,652,077
Term Loan D, 6.25%, 1/30/19	EUR	1,226	1,665,533
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17	USD	767	734,362
Term Loan B5, 8.00%, 3/30/18		171	169,868
CommScope, Inc., Term Loan, 3.75%, 1/12/18		1,219	1,219,359
Telesat Canada, Term Loan A, 4.38%, 3/24/17	CAD	1,766	1,664,294
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	USD	2,301	2,299,546

			11,405,039

Floating Rate Loan Interests (c)		Par (000)	Value

Construction & Engineering — 0.4%
Centaur LLC:
1st Lien Term Loan, 5.25%, 2/20/19	USD	1,438	$1,452,153
2nd Lien Term Loan, 8.75%, 2/15/20		710	724,200
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20		474	475,589

			2,651,942

Construction Materials — 0.5%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/30/20		505	508,575
2nd Lien Term Loan, 8.25%, 11/30/21		605	614,831
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,883	1,892,802
McJunkin Red Man Corp., Term Loan, 5.00%, 11/12/19		380	382,732

			3,398,940

Consumer Finance — 0.2%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19		1,220	1,232,200

Containers & Packaging — 0.4%
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20		1,247	1,235,192
Polarpak, Inc., 1st Lien Canadian Borrower, 4.50%, 6/05/20		167	168,294
Sealed Air Corp., 2013 Term Loan, 4.00%, 10/03/18		452	452,228
WNA Holdings, Inc.:
1st Lien US Borrower, 4.50% - 5.50%, 6/05/20		91	91,419
2nd Lien Term Loan, 8.50%, 12/07/20		475	478,562

			2,425,695

Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,105	2,102,369
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		382	380,202
VWR Funding, Inc., Extended Add on Term Loan, 4.16%, 4/03/17		457	457,691

			2,940,262

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% - 5.25%, 1/30/20		779	782,525

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Consumer Services (concluded)
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20	USD	552	$556,715
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20		299	300,359
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		630	602,834
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		1,041	1,024,323
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		1,669	1,431,167

			4,697,923

Diversified Financial Services — 0.8%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		559	561,046
2nd Lien Term Loan, 8.25%, 5/21/21		310	312,843
Kasima LLC, Term Loan B, 3.25%, 5/17/21		740	737,691
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/31/18		1,517	1,526,545
RPI Finance Trust, Term Loan B3, 3.50%, 11/09/18		454	455,667
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		1,740	1,737,825

			5,331,617

Diversified Telecommunication Services — 1.8%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		2,238	2,249,949
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,737	1,740,358
Integra Telecom, Inc.:
1st Lien Term Loan, 5.25%, 2/22/19		1,169	1,180,454
2nd Lien Term Loan, 9.75%, 2/21/20		590	604,502
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		4,865	4,895,406
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		509	512,180
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		995	993,383

			12,176,232

Floating Rate Loan Interests (c)		Par (000)	Value

Electric Utilities — 0.1%
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20	USD	485	$486,324

Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.67% - 4.74%, 10/10/17		3,490	2,413,789

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.50%, 4/29/20		846	841,522

Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,107	1,108,377
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		648	652,422
Unifrax Corp., Term Loan, 4.25%, 11/28/18		551	551,636

			2,312,435

Food & Staples Retailing — 0.3%
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20		240	245,700
Term Loan 6, 4.00%, 2/21/20		259	260,500
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19		914	917,455
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		299	299,998

			1,723,653

Food Products — 1.3%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		779	774,048
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		655	655,000
Del Monte Foods Co.:
1st Lien Term Loan, 1.00%, 11/06/20		645	648,225
Term Loan, 4.00%, 3/08/18		327	327,760
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,065	1,069,729
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,047	1,043,447
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,194	1,192,209

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Food Products (concluded)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19	USD	1,483	$1,481,631
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,355,850

			8,547,899

Gas Utilities — 0.1%
EFS Cogen Holdings I, Inc., Term Loan B, 1.00%, 12/01/20		585	585,000

Health Care Equipment & Supplies — 1.7%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		1,481	1,487,775
2nd Lien Term Loan, 8.25%, 11/30/20		530	538,612
Biomet, Inc., Term Loan B2, 3.67% - 3.75%, 7/25/17		1,242	1,251,003
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		985	982,594
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		583	581,988
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		1,709	1,726,121
The Hologic, Inc., Term Loan B, 3.75%, 8/01/19		1,321	1,326,028
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		638	639,818
Kinetic Concepts, Inc., Term Loan D1, 4.50%, 5/04/18		275	277,681
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		849	794,049
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		844	853,212
2nd Lien Term Loan, 9.50%, 6/07/19		740	744,625

			11,203,506

Health Care Providers & Services — 1.8%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		851	848,598
2nd Lien Term Loan, 8.50%, 2/14/20		890	876,650
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		476	475,209
CHG Buyer Corp., Term Loan, 4.25%, 11/19/19		707	710,274
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,220	1,225,806

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
DaVita, Inc., Term Loan B, 4.50%, 10/20/16	USD	1,945	$1,954,239
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		905	907,263
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		277	277,225
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.25%, 6/30/19	EUR	610	826,796
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17	USD	1,055	1,065,427
Ikaria Acquisition, Inc., 1st Lien Term Loan, 7.25%, 7/03/18		499	502,428
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		360	355,636
Incremental Term Loan B3, 7.75%, 5/15/18		232	229,815
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		599	599,996
US Renal Care, Inc., Incremental 1st Lien Term Loan, 5.25%, 7/03/19		1,152	1,162,483

			12,017,845

Health Care Technology — 0.1%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		640	642,179
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		265	265,041

			907,220

Hotels, Restaurants & Leisure — 6.5%
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/20		675	678,935
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,330	1,343,300
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		17,560	17,241,813
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18		1,057	1,029,067
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		585	598,894
Hilton Worldwide Finance LLC, Term Loan B2, 4.00%, 10/26/20		6,507	6,524,780
Intrawest ULC, Term Loan, 5.50%, 11/26/20		615	615,769

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18	USD	1,375	$1,376,719
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,078	1,076,535
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		605	605,127
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		923	925,861
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		725	730,894
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		400	399,252
Term Loan B, 5.25%, 2/19/19		566	568,910
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		3,269	3,301,947
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,178	1,218,720
2nd Lien Term Loan 2, 4.00%, 12/01/16 (e)		1,033	1,051,026
Refinancing Term Loan, 6.25%, 6/26/19		1,581	1,614,065
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		1,423	1,437,520
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		668	667,722

			43,006,856

Household Products — 0.4%
Prestige Brands, Inc., Term Loan, 3.75% - 5.00%, 1/31/19		640	641,432
Spectrum Brands, Inc.:
Term Loan, 4.50%, 12/17/19		887	890,455
Term Loan A, 3.00%, 9/07/17		720	720,598
Term Loan C, 3.50%, 9/04/19		180	180,446

			2,432,931

Independent Power Producers & Energy Traders — 0.7%
AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		381	383,228
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		1,056	1,062,351
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,831	1,848,654
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		1,025	1,031,255

			4,325,488

Floating Rate Loan Interests (c)		Par (000)	Value

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 12/19/17	USD	1,839	$1,814,283

Insurance — 1.1%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19		1,067	1,068,943
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		1,533	1,532,355
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,312	1,313,350
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,057	1,043,139
2nd Lien Term Loan, 8.25%, 10/16/20		500	490,415
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		923	920,718
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		780	787,511
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		304	307,660

			7,464,091

Internet Software & Services — 0.6%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,121	2,118,650
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,035	1,037,387
2nd Lien Term Loan, 9.25%, 9/11/20		404	408,027
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		545	549,508

			4,113,572

IT Services — 1.0%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		308	307,675
Ceridian Corp., Term Loan B, 4.42%, 5/09/17		1,115	1,119,094
First Data Corp., 2018 Term Loan:
4.17%, 9/24/18		1,615	1,618,521
Extended B, 4.17%, 3/23/18		2,169	2,173,541
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		754	610,602
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20		142	142,623
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		387	389,130
Term Loan E, 4.00%, 3/09/20		433	436,071

			6,797,257

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18	USD	465	$469,665

Machinery — 2.0%
Allegion PLC, Term Loan B, 3.00%, 9/30/20		795	795,246
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18		274	274,863
Dayco Products LLC, Term Loan B, 5.25%, 11/26/19		860	853,550
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		463	464,768
Term Loan B3, 4.25%, 8/28/20		141	141,366
Gardner Denver, Inc.:
4.25%, 7/30/20		1,348	1,340,997
4.75%, 7/30/20	EUR	223	304,850
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD	1,421	1,421,438
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,089	1,091,723
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/19		1,434	1,440,731
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		525	532,997
Pacific Industrial Services US Finance Co., LLC:
1st Lien Term Loan, 5.00%, 10/02/18		895	904,514
2nd Lien Term Loan, 8.75%, 4/02/19		730	744,600
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,326	1,325,607
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		592	591,443
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	176	240,068
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	1,086	1,090,524

			13,559,285

Marine — 0.2%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		1,650	1,656,187

Media — 5.6%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,380	1,383,022
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		465	465,000

Floating Rate Loan Interests (c)		Par (000)	Value

Media (continued)
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20	USD	1,020	$1,028,670
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 7.50%, 7/03/14		2,005	1,506,762
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		1,182	1,164,969
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		316	304,483
Term Loan C, 3.81%, 1/29/16		210	200,226
Term Loan D, 6.91%, 1/30/19		4,063	3,829,052
Cumulus Media Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/17/18		1,362	1,368,899
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		762	764,981
EW Scripps Co., Term Loan B, 3.25%, 11/14/20		635	636,587
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19		264	266,970
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		1,115	1,116,826
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		209	193,325
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		893	895,557
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 4.25%, 6/01/18		2,147	2,151,766
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		715	720,861
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19		2,514	2,517,089
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		395	395,494
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		565	565,283
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20		750	757,035
NEP/NCP Holdco, Inc., Term Loan:
2nd Lien, 9.50%, 7/22/20		340	348,289
4.75%, 1/22/20		1,667	1,671,568
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		998	975,056
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,007	1,010,342

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20	USD	990	$992,683
Tribune Co., 2013 Term Loan, 4.00%, 11/12/20		1,175	1,169,489
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		840	859,950
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		2,442	2,451,222
UPC Financing Partnership, Term Loan AG, 3.88%, 3/31/21	EUR	442	603,738
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	410	409,967
Term Loan C, 4.50%, 6/05/20	GBP	2,340	3,864,857
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	736	739,703

			37,329,721

Metals & Mining — 1.9%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		943	950,729
2nd Lien Term Loan, 8.75%, 12/18/20		470	479,400
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		681	677,315
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		1,348	1,380,245
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19		2,984	3,010,342
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		164	164,946
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,861	3,876,942
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		193	189,267
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,561	1,598,273

			12,327,459

Multiline Retail — 1.5%
99 Cents Only Stores, Term Loan, 4.50%, 1/11/19		787	789,906
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		697	697,663
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		589	590,775
2nd Lien Term Loan, 8.50%, 3/26/20		575	585,781

Floating Rate Loan Interests (c)		Par (000)	Value

Multiline Retail (concluded)
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.88%, 1/05/18	EUR	2,600	$3,273,816
Extended Term Loan B, 4.50%, 12/06/17		323	440,969
Extended Term Loan C, 4.50%, 12/06/17		295	403,839
Hudson's Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	USD	1,025	1,037,464
2nd Lien Term Loan, 8.25%, 11/04/21		130	133,467
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18		444	433,505
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/26/20		1,655	1,664,930

			10,052,115

Oil, Gas & Consumable Fuels — 2.9%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/20/20		1,575	1,581,140
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		2,595	2,646,900
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16		1,491	1,508,666
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,127	1,126,948
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		470	472,862
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20		484	486,811
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,448	1,448,151
Offshore Group Investment Ltd.:
Term Loan, 6.25%, 10/25/17		893	896,174
Term Loan B, 5.75%, 3/28/19		731	737,951
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		1,002	1,010,638
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		900	922,500
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		944	843,217
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		355	350,123
2nd Lien Term Loan, 8.25%, 11/06/20		275	270,188
Delayed Draw Term Loan, 4.25%, 5/06/20		19	19,086

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	USD	709	$711,100
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		740	741,850
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/20		1,080	1,088,100
Tesoro Corp., Term Loan B, 2.41%, 5/30/16		1,368	1,368,125
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,020	1,028,293

			19,258,823

Paper & Forest Products — 0.1%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18 (a)(k)		821	837,282

Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan B, 1.00%, 8/27/20		885	887,770
Amneal Pharmaceuticals LLC, Term Loan, 7.00%, 11/01/19		610	610,000
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20		1,959	1,977,730
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		1,662	1,668,828
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		1,403	1,410,298
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		553	556,656
Term Loan E, 4.50%, 8/05/20		898	907,940

			8,019,222

Professional Services — 0.6%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		612	613,672
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		435	433,205
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,065	1,083,281
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		605	605,000
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,175	1,178,601

			3,913,759

Floating Rate Loan Interests (c)		Par (000)	Value

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17	USD	2,887	$2,899,560
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		640	637,203

			3,536,763

Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,035	1,046,323
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		102	102,938
Extended Term Loan, 4.50%, 3/05/20		2,117	2,138,007

			3,287,268

Road & Rail — 0.1%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		629	631,469

Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		1,567	1,583,282
Term Loan B5, 5.00%, 1/15/21		380	383,933
NXP BV:
Term Loan C, 4.75%, 1/11/20		973	973,379
Term Loan D, 3.25%, 1/10/20		990	990,743

			3,931,337

Software — 1.9%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		845	849,225
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		224	223,220
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		464	451,662
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		700	707,000
Term Loan B, 5.25% - 6.25%, 11/01/19		539	539,550
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		1,138	1,143,174
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,840	1,895,200

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Software (concluded)
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20	USD	635	$638,969
2nd Lien Term Loan, 8.50%, 10/08/21		1,200	1,215,000
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18		913	921,281
Sophia LP, Term Loan B, 4.50%, 7/19/18		856	862,239
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		1,015	1,017,445
Term Loan B2, 3.25%, 6/07/19		105	105,253
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		340	338,246
2nd Lien Term Loan, 8.50%, 5/29/20		267	268,225
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		835	833,956
Term Loan B, 4.50%, 6/25/20		419	418,426

			12,428,071

Specialty Retail — 1.5%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,769	1,776,735
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		1,159	1,162,821
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		199	199,929
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		948	948,435
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% - 5.50%, 1/31/20		1,134	1,139,972
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		525	530,114
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		542	543,530
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		1,787	1,790,966
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		900	903,374
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		322	324,037
SRAM LLC, Term Loan B, 4.00%, 4/10/20		427	425,736

Floating Rate Loan Interests (c)		Par (000)	Value

Specialty Retail (concluded)
Toys 'R' Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18	USD	244	$216,247

			9,961,896

Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,256	1,193,872
True Religion Apparel, Inc., 1st Lien Term Loan, 5.88%, 7/30/19		220	210,375

			1,404,247

Thrifts & Mortgage Finance — 0.3%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.50%, 10/31/19		863	866,981
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		811	820,218

			1,687,199

Trading Companies & Distributors — 0.1%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/08/18		140	140,788
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		192	192,514

			333,302

Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		882	884,916
Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20		1,546	1,546,774

			2,431,690

Total Floating Rate Loan Interests — 53.6%			355,746,215

Foreign Agency Obligations — 0.5%

Slovenia Government Bond, Series RS65, 4.38%, 4/02/14	EUR	2,550	3,492,904

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.8%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 4.11%, 3/25/37 (c)	USD	180	178,771
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		5,728	4,848,400

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	USD	1,612	$1,572,954
Series 2006-17, Class A2, 6.00%, 12/25/36		3,348	2,998,774
Series 2007-HY5, Class 3A1, 5.38%, 9/25/37 (c)		2,248	2,018,930
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.72%, 10/25/35 (c)		1,997	1,818,776
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(j)		4,162	4,182,810
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.47%, 2/26/37 (b)(c)		946	938,928

			18,558,343

Commercial Mortgage-Backed Securities — 8.5%
Banc of America Commercial Mortgage, Inc. (c):
Series 2007-3, Class A2, 5.80%, 6/10/49		171	171,031
Series 2007-4, Class A4, 5.94%, 2/10/51		2,150	2,405,297
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		46	46,218
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC13, Class D, 5.22%, 8/10/46 (b)(c)		3,530	3,185,366
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,059,350
Series 2013-LC6, Class D, 4.43%, 1/10/46 (b)(c)		1,330	1,150,026
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,981,196
Series 2007-C2, Class A2, 5.45%, 1/15/49 (c)		66	65,887
Series 2007-C4, Class A3, 5.95%, 9/15/39 (c)		2,815	2,840,825
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (c)		1,515	1,625,800
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class G, 7.50%, 11/18/29 (b)(c)		694	710,710

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.02%, 7/10/38 (c)	USD	1,610	$1,766,717
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM, 5.62%, 4/10/38 (c)		3,680	3,991,519
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,995	1,908,385
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,332,945
Series 2007-CB19, Class A4, 5.89%, 2/12/49 (c)		2,140	2,400,355
Series 2012-LC9, Class XA, 2.09%, 12/15/47 (c)		14,910	1,594,644
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,166	2,200,302
LB-UBS Commercial Mortgage Trust (c):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,658,738
Series 2007-C6, Class A4, 5.86%, 7/15/40		4,745	5,219,505
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.05%, 6/12/50 (c)		1,564	1,688,942
Talisman Finance PLC, Series 6, Class A, 0.40%, 10/22/16 (c)	EUR	1,971	2,523,765
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (c)	GBP	2,548	3,846,486
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.12%, 2/15/51 (c)	USD	2,030	2,248,556
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,098,365
Series 2012-C8, Class C, 5.04%, 8/15/45 (c)		1,395	1,414,457
Series 2013-C11, Class D, 4.32%, 3/15/45 (b)(c)		1,400	1,203,545
Windermere XI Cmbs PLC, Series XI-X, Class A, 0.77%, 4/24/17 (c)	GBP	1,786	2,883,085

			56,222,017

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.6%
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.86%, 3/15/45 (b)(c)	USD	15,292	$1,921,552
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.42%, 11/15/45 (b)(c)		16,810	2,112,017

			4,033,569

Total Non-Agency Mortgage-Backed Securities — 11.9%			78,813,929

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Freddie Mac Mortgage-Backed Securities:
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,686	2,904,691
Series K032, Class A2, 3.31%, 5/25/23 (c)		3,500	3,506,821

			6,411,512

Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.25%, 12/25/17 (c)		20,923	2,843,833
Freddie Mac Mortgage-Backed Securities, Class X1 (c):
Series K707, 1.69%, 12/25/18		43,086	2,897,878
Series K710, 1.91%, 5/25/19		13,360	1,097,354

			6,839,065

Mortgage-Backed Securities — 4.3%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26		8,924	9,417,128
5.00%, 7/01/20 - 8/01/23		7,372	7,901,119
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25		10,539	11,451,529

			28,769,776

Total US Government Sponsored Agency Securities — 6.3%			42,020,353

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750

Construction Materials — 0.0%
USI Senior Holdings		6	—

Other Interests (l)		Beneficial Interest (000)	Value
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (90-day lock), (Acquired 11/18/13, cost $1,177,928) (a)(m)	USD	14	$218,241
J.G. Wentworth LLC Preferred Equity Interests (135-day lock), (Acquired 11/18/13, cost $1,177,928) (a)(m)		14	218,241
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $1,177,928) (a)(m)		14	218,241

			654,723

Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	—

Total Other Interests — 0.1%			663,473

Preferred Securities
Capital Trusts

Commercial Banks — 0.2%
Wachovia Capital Trust III, 5.57% (c)(d)(h)		1,625	1,512,225

Insurance — 0.5%
AXA SA, 6.46% (b)(c)(d)(h)		1,625	1,653,437
Genworth Holdings, Inc., 6.15%, 11/15/66 (c)(d)		1,850	1,646,500

			3,299,937

Total Capital Trusts — 0.7%			4,812,162

Preferred Stocks		Shares

Auto Components — 0.2%
Dana Holding Corp., 4.00% (b)(f)		8,098	1,379,191

Trust Preferreds — 0.7%

Diversified Financial Services — 0.7%
GMAC Capital Trust I, Series 2, 8.13% (c)		175,070	4,682,086

Total Preferred Securities – 1.6%			10,873,439

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	22

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Warrants (n)	Shares	Value

Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,100	—

Total Long-Term Investments (Cost — $954,217,149) — 146.1%		$970,740,325

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (o)(p)	11,303,105	$11,303,105

Total Short-Term Securities (Cost — $11,303,105) — 1.7%		11,303,105

Options Purchased

(Cost — $44,978) — 0.0%		—

Total Investments (Cost — $965,565,232*) — 147.8%		982,043,430
Liabilities in Excess of Other Assets — (47.8)%		(317,772,407)
Net Assets — 100.0%		$664,271,023

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$967,455,892
Gross unrealized appreciation	$34,967,808
Gross unrealized depreciation	(20,380,270)
Net unrealized appreciation	$14,587,538

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Represents a zero-coupon bond. The rate shown reflects the current yield as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$1,336,777	$35,778
Barclays Capital, Inc.	$241,200	$1,200
Goldman Sachs & Co.	$522,600	$2,600
J.P. Morgan Securities LLC	$4,182,810	—

(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Restricted securities as to resale. As of report date the Trust held 0.1% of its net assets, with a current value of $654,723 in these securities.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(n)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,184,093	10,119,012	11,303,105	$371

(p)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	US Dollar

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.50%	1/15/13	Open	$1,416,000	$1,422,254
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	632,000	635,080
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	976,000	980,757
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	1,544,000	1,551,525
Deutsche Bank Securities, Inc.	0.55%	1/15/13	Open	289,000	290,408
Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	303,000	304,530
Deutsche Bank Securities, Inc.	0.57%	1/15/13	Open	4,654,000	4,677,507
Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	587,000	590,017
Deutsche Bank Securities, Inc.	0.58%	1/15/13	Open	1,264,000	1,270,496
Deutsche Bank Securities, Inc.	0.60%	1/15/13	Open	1,895,000	1,905,075
Deutsche Bank Securities, Inc.	0.60%	1/15/13	Open	825,000	829,386
Deutsche Bank Securities, Inc.	0.63%	1/15/13	Open	1,645,000	1,635,890
Deutsche Bank Securities, Inc.	0.65%	1/15/13	Open	790,000	794,550
Deutsche Bank Securities, Inc.	0.57%	1/17/13	Open	354,614	356,399
Deutsche Bank Securities, Inc.	0.65%	1/17/13	Open	900,900	906,073
Deutsche Bank Securities, Inc.	0.50%	1/18/13	Open	1,123,744	1,118,796
Deutsche Bank Securities, Inc.	0.58%	1/30/13	Open	915,000	919,496
UBS Securities LLC	0.50%	1/30/13	Open	1,862,820	1,870,711
UBS Securities LLC	0.65%	1/31/13	Open	547,200	550,204
Barclays Capital, Inc.	0.35%	2/7/13	Open	3,115,905	3,124,872
Barclays Capital, Inc.	0.60%	2/7/13	Open	335,729	337,385
Barclays Capital, Inc.	0.60%	2/7/13	Open	592,144	595,065
Barclays Capital, Inc.	0.60%	2/7/13	Open	918,045	922,574
Barclays Capital, Inc.	0.60%	2/7/13	Open	292,304	293,746
Barclays Capital, Inc.	0.60%	2/7/13	Open	1,000,721	1,005,658
Barclays Capital, Inc.	0.60%	2/7/13	Open	633,994	637,122
Barclays Capital, Inc.	0.60%	2/7/13	Open	1,673,438	1,681,694
Barclays Capital, Inc.	0.60%	2/7/13	Open	1,877,899	1,887,163
Barclays Capital, Inc.	0.60%	2/7/13	Open	507,052	509,553
Barclays Capital, Inc.	0.60%	2/7/13	Open	662,469	665,737

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	24

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.25%	2/7/13	Open	$1,048,688	$1,050,844
UBS Securities LLC	0.34%	2/7/13	Open	3,334,275	3,343,596
UBS Securities LLC	0.45%	2/7/13	Open	866,250	869,455
UBS Securities LLC	0.55%	2/7/13	Open	2,196,563	2,206,496
UBS Securities LLC	0.65%	2/7/13	Open	356,250	358,154
UBS Securities LLC	0.65%	2/7/13	Open	843,275	847,782
Deutsche Bank Securities, Inc.	0.58%	2/8/13	Open	1,170,163	1,175,687
Deutsche Bank Securities, Inc.	0.58%	2/8/13	Open	483,060	485,364
Barclays Capital, Inc.	0.60%	2/15/13	Open	291,043	292,445
UBS Securities LLC	0.65%	2/19/13	Open	166,058	166,912
Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	484,000	486,100
Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	217,133	218,074
Deutsche Bank Securities, Inc.	0.58%	2/20/13	Open	2,512,000	2,523,453
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,588	511,782
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,760	511,956
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	848,076	851,730
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,280,181	1,285,579
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	107,113	107,564
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,901,900	1,909,920
Credit Suisse Securities (USA) LLC	0.40%	3/7/13	Open	1,503,125	1,507,601
UBS Securities LLC	0.60%	3/12/13	Open	3,040,295	3,053,672
UBS Securities LLC	0.35%	3/13/13	Open	1,560,000	1,563,989
UBS Securities LLC	0.55%	3/13/13	Open	395,650	397,240
UBS Securities LLC	0.55%	3/13/13	Open	1,222,200	1,227,111
Deutsche Bank Securities, Inc.	0.55%	3/14/13	Open	760,000	763,030
Deutsche Bank Securities, Inc.	0.70%	3/14/13	Open	1,523,693	1,531,426
Deutsche Bank Securities, Inc.	0.55%	3/19/13	Open	972,625	976,444
Credit Suisse Securities (USA) LLC	0.35%	3/22/13	Open	1,496,075	1,499,769
Deutsche Bank Securities, Inc.	0.40%	3/27/13	Open	3,022,500	3,030,862
Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	1,464,750	1,470,322
Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	1,452,700	1,458,226
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	1,634,000	1,640,754
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	919,000	922,799
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	527,000	529,178
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	579,000	581,393
Barclays Capital, Inc.	0.40%	4/2/13	Open	3,326,900	3,335,846
Barclays Capital, Inc.	0.60%	4/2/13	Open	865,247	868,737
Barclays Capital, Inc.	0.60%	4/2/13	Open	331,500	332,837
Deutsche Bank Securities, Inc.	0.55%	4/2/13	Open	1,250,330	1,254,972
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	182,025	182,451
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	243,800	244,371
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	5,701,069	5,714,427
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	677,875	679,463
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,034,800	1,037,225
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,233,600	1,236,490
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,277,250	1,280,243
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	2,861,250	2,867,954
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	3,119,100	3,126,408
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	2,958,750	2,965,683
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	2,560,000	2,565,998
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	3,213,750	3,221,280

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	$3,091,969	$3,099,214
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	3,695,000	3,703,658
Deutsche Bank Securities, Inc.	0.58%	4/3/13	Open	1,482,188	1,487,967
Deutsche Bank Securities, Inc.	0.58%	4/3/13	Open	1,624,500	1,630,808
UBS Securities LLC	0.55%	4/8/13	Open	2,327,500	2,335,856
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	846,000	849,037
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	536,000	537,924
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	489,000	490,756
Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	2,054,000	2,061,312
Deutsche Bank Securities, Inc.	0.25%	4/17/13	Open	690,206	689,137
Credit Suisse Securities (USA) LLC	0.35%	4/25/13	Open	336,683	337,402
Barclays Capital, Inc.	0.60%	5/7/13	Open	225,153	225,933
Barclays Capital, Inc.	0.40%	5/10/13	Open	2,061,011	2,065,706
Deutsche Bank Securities, Inc.	0.55%	5/14/13	Open	789,000	791,423
Credit Suisse Securities (USA) LLC	0.75%	5/23/13	Open	238,810	239,765
Deutsche Bank Securities, Inc.	0.55%	5/28/13	Open	1,037,513	1,040,477
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	720,960	722,442
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	2,333,625	2,338,422
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	851,000	853,405
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	1,511,000	1,515,271
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	2,137,000	2,143,040
Deutsche Bank Securities, Inc.	0.55%	5/31/13	Open	586,181	587,829
UBS Securities LLC	0.55%	6/3/13	Open	808,520	810,756
UBS Securities LLC	0.55%	6/12/13	Open	864,648	866,906
Deutsche Bank Securities, Inc.	0.55%	6/13/13	Open	923,000	925,411
Deutsche Bank Securities, Inc.	0.55%	6/13/13	Open	1,440,000	1,443,740
UBS Securities LLC	0.34%	6/20/13	Open	3,123,313	3,128,121
UBS Securities LLC	0.65%	6/20/13	Open	743,850	746,039
Barclays Capital, Inc.	0.44%	6/21/13	Open	1,109,299	1,111,509
Barclays Capital, Inc.	0.60%	6/24/13	Open	1,731,221	1,735,838
Barclays Capital, Inc.	0.60%	6/24/13	Open	432,962	434,117
Barclays Capital, Inc.	0.60%	6/24/13	Open	488,876	490,180
Barclays Capital, Inc.	0.60%	6/24/13	Open	979,729	982,342
Barclays Capital, Inc.	0.60%	6/24/13	Open	2,180,349	2,186,163
Deutsche Bank Securities, Inc.	0.55%	6/24/13	Open	803,000	804,963
Deutsche Bank Securities, Inc.	0.55%	6/24/13	Open	1,629,700	1,633,684
Barclays Capital, Inc.	0.60%	6/25/13	Open	434,031	435,181
Deutsche Bank Securities, Inc.	0.57%	6/26/13	Open	504,000	505,253
Deutsche Bank Securities, Inc.	0.58%	6/27/13	Open	698,000	699,754
Deutsche Bank Securities, Inc.	0.55%	7/18/13	Open	871,000	872,810
Deutsche Bank Securities, Inc.	0.55%	7/30/13	Open	1,095,000	1,097,074
Deutsche Bank Securities, Inc.	0.58%	8/12/13	Open	2,958,000	2,963,290
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	208,000	208,362
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,295,000	1,297,253
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	450,000	450,783
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,288,000	1,290,241
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,009,000	1,010,756
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	137,000	137,238
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	198,000	198,345
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	311,000	311,541
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,241,000	1,243,159

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	26

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2013 (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	$3,135,000	$3,140,455
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,107,000	1,108,926
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	780,000	781,357
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,169,000	1,171,034
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	948,000	949,650
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	356,000	356,619
Deutsche Bank Securities, Inc.	0.58%	8/14/13	Open	703,000	704,235
Deutsche Bank Securities, Inc.	0.58%	9/11/13	Open	610,000	610,796
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	2,124,000	2,126,601
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,480,000	1,481,812
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,524,000	1,525,866
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,562,000	1,563,913
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	2,142,000	2,144,623
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,309,000	1,310,603
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,523,000	1,524,865
Deutsche Bank Securities, Inc.	0.58%	9/17/13	Open	163,000	163,197
BNP Paribas Securities Corp.	0.34%	9/18/13	Open	13,065,000	13,074,131
Credit Suisse Securities (USA) LLC	0.75%	9/23/13	Open	389,825	390,385
Deutsche Bank Securities, Inc.	0.55%	9/26/13	Open	397,000	397,400
Barclays Capital, Inc.	0.60%	9/27/13	Open	1,189,125	1,190,413
Barclays Capital, Inc.	0.60%	9/27/13	Open	724,680	725,465
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,219,000	2,221,404
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,954,000	2,957,200
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	1,035,000	1,036,121
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	882,000	882,955
Credit Suisse Securities (USA) LLC	0.55%	10/9/13	Open	6,111,388	6,116,243
Deutsche Bank Securities, Inc.	0.56%	10/11/13	Open	1,016,000	1,016,806
Barclays Capital, Inc.	0.60%	10/15/13	Open	628,340	628,832
Barclays Capital, Inc.	0.60%	10/15/13	Open	893,525	894,225
Barclays Capital, Inc.	0.60%	10/15/13	Open	919,755	920,475
Barclays Capital, Inc.	0.60%	10/15/13	Open	497,888	498,277
Barclays Capital, Inc.	0.60%	10/16/13	Open	803,938	804,553
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	546,563	546,967
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	1,207,500	1,208,395
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	934,313	935,004
Barclays Capital, Inc.	0.60%	10/17/13	Open	728,013	728,558
Barclays Capital, Inc.	0.60%	10/17/13	Open	682,594	683,106
Barclays Capital, Inc.	0.60%	10/17/13	Open	875,600	876,257
Barclays Capital, Inc.	0.60%	10/17/13	Open	1,215,288	1,216,199
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	770,000	770,558
Barclays Capital, Inc.	0.60%	10/21/13	12/31/22	676,000	676,451
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	791,000	791,531
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	389,000	389,261
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	803,000	803,540
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	395,000	395,265
UBS Securities LLC	0.50%	10/21/13	Open	983,281	982,735
UBS Securities LLC	0.65%	10/21/13	Open	1,601,775	1,602,932
UBS Securities LLC	0.65%	10/21/13	Open	588,263	588,687
Barclays Capital, Inc.	0.60%	10/22/13	Open	867,913	868,491
Barclays Capital, Inc.	0.60%	10/22/13	Open	845,434	845,998
Barclays Capital, Inc.	0.60%	10/22/13	Open	1,023,231	1,023,913

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of November 30, 2013 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.60%	10/22/13	Open	$755,625	$756,129
Barclays Capital, Inc.	0.60%	10/22/13	Open	851,218	851,784
Barclays Capital, Inc.	0.60%	10/22/13	Open	788,400	788,926
Deutsche Bank Securities, Inc.	0.55%	10/22/13	Open	2,441,000	2,442,454
Deutsche Bank Securities, Inc.	0.58%	10/22/13	Open	1,964,000	1,965,234
Barclays Capital, Inc.	0.60%	10/25/13	Open	651,000	651,401
Deutsche Bank Securities, Inc.	0.59%	10/25/13	Open	707,445	707,874
Deutsche Bank Securities, Inc.	0.59%	10/25/13	Open	835,450	835,957
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	588,000	588,051
Deutsche Bank Securities, Inc.	0.55%	10/30/13	Open	1,124,000	1,124,550
Credit Suisse Securities (USA) LLC	0.16%	11/15/13	12/17/13	27,765,741	27,767,345
Barclays Capital, Inc.	0.60%	11/15/13	Open	2,067,975	2,068,526
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,356,788	1,357,150
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,291,249	1,291,593
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,283,400	1,283,742
Deutsche Bank Securities, Inc.	0.58%	11/15/13	Open	2,512,000	2,512,648
Deutsche Bank Securities, Inc.	0.59%	11/15/13	Open	424,000	424,111
Deutsche Bank Securities, Inc.	0.59%	11/15/13	Open	1,601,000	1,601,420
Barclays Capital, Inc.	0.55%	11/18/13	Open	1,313,488	1,313,749
Deutsche Bank Securities, Inc.	0.58%	11/18/13	Open	968,000	968,203
Barclays Capital, Inc.	0.60%	11/22/13	Open	1,167,155	1,167,330
Deutsche Bank Securities, Inc.	0.59%	11/25/13	Open	2,083,936	2,084,155
Deutsche Bank Securities, Inc.	0.35%	11/27/13	Open	1,585,000	1,585,031
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,227,000	1,227,041
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	646,000	646,022
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,538,000	1,538,051
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	2,602,000	2,602,087
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	834,000	834,028
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	708,000	708,024
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	772,000	772,026
Total				$300,527,112	$301,126,337

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	28

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$1,496,438	$35,871
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$1,496,175	38,908
(97)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$12,161,375	(31,549)
(225)	5-Year US Treasury Note	Chicago Board of Trade	March 2014	$27,207,422	(24,456)
Total					$18,774

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	33,469,020	EUR	24,785,000	Barclays Bank PLC	1/22/14	$(209,580)
GBP	2,130,000	USD	3,463,934	Barclays Bank PLC	1/23/14	20,103
GBP	3,533,000	USD	5,609,415	State Street Bank and Trust Co.	1/23/14	169,506
USD	1,415,935	CAD	1,460,000	Westpac Banking Corp.	1/23/14	43,644
USD	51,876,706	GBP	32,142,000	Barclays Bank PLC	1/23/14	(697,900)
USD	1,306,245	GBP	810,000	Citibank N.A.	1/23/14	(18,670)
USD	1,937,105	GBP	1,200,000	Deutsche Bank AG	1/23/14	(25,733)
Total						$(718,630)

•	Over-the-counter options purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/21/19	46	—	—

•	Over-the-counter credit default swaps – buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(7)	$12	$(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(7)	12	(19)
Total						$(14)	$24	$(38)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	470	$(97,963)	$(97,278)	$(685)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	12/20/15	CCC-	USD	626	(156,830)	(160,818)	3,988
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	357	(89,566)	(81,960)	(7,606)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	12/20/15	CCC-	USD	145	(36,339)	(32,302)	(4,037)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	172	(43,119)	(35,359)	(7,760)
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	CCC-	USD	840	(210,581)	(162,290)	(48,291)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD	382	(95,884)	(48,748)	(47,136)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	247	(71,527)	(53,404)	(18,123)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	247	(71,527)	(53,404)	(18,123)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	739	(214,132)	(152,384)	(61,748)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	165	(47,877)	(32,400)	(15,477)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	75	(21,622)	(14,356)	(7,266)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	3/20/16	CCC-	USD	82	(23,805)	(15,212)	(8,593)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	30

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	72	$(20,901)	$(12,320)	$(8,581)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	79	(22,737)	(13,694)	(9,043)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	634	(183,612)	(100,336)	(83,276)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	135	(38,991)	(21,643)	(17,348)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	499	(164,517)	(114,196)	(50,321)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	970	(319,614)	(214,857)	(104,757)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	440	(144,980)	(77,231)	(67,749)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	6/20/16	CCC-	USD	412	(135,634)	(76,290)	(59,344)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	330	(122,091)	(104,269)	(17,822)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	1,710	(632,498)	(358,532)	(273,966)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	453	(195,504)	(116,490)	(79,014)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	72	(31,179)	(19,468)	(11,711)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	147	(63,483)	(40,230)	(23,253)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	635	$(288,505)	$(175,051)	$(113,454)
Total							$(3,545,018)	$(2,384,522)	$(1,160,496)

[1]	Using Standard & Poor’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of the agreement.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	32

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$66,908	$1,494,682	$6,688,533	$8,250,123
Asset-Backed Securities	—	22,424,279	23,487,168	45,911,447
Corporate Bonds	—	417,040,067	7,928,375	424,968,442
Floating Rate Loan Interests	—	323,823,114	31,923,101	355,746,215
Foreign Agency Obligations	—	3,492,904	—	3,492,904
Non-Agency Mortgage-Backed Securities	—	78,813,929	—	78,813,929
US Government Sponsored Agency Securities	—	42,020,353	—	42,020,353
Other Interests	—	—	663,473	663,473
Preferred Securities	—	10,873,439	—	10,873,439
Short-Term Securities	11,303,105	—	—	11,303,105
Unfunded Loan Commitments	—	716	—	716
Liabilities:
Unfunded Loan Commitments	—	(155)	—	(155)
Total	$11,370,013	$899,983,328	$70,690,650	$982,043,991

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$74,779	—	—	$74,779
Foreign currency exchange contracts		$233,253	—	233,253
Credit contracts	—	3,988	—
Liabilities:
Interest rate contracts	(56,005)	—	—	(56,005)
Foreign currency exchange contracts	—	(951,883)	—	(951,883)
Credit contracts	—	(1,164,522)	—	(1,164,522)
Total	$18,774	$(1,879,164)	—	$(1,860,390)

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	33

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

Certain of the Trust's assets and/or liabilities are held at carrying amount or face value including accrued interest, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$75,872	—	—	$75,872
Cash pledged as collateral for over-the-counter swaps	1,170,000	—	—	1,170,000
Cash pledged as collateral for reverse repurchase agreements	2,350,000	—	—	2,350,000
Cash pledged for financial futures contracts	383,500	—	—	383,500
Foreign currency at value	411,230	—	—	411,230
Liabilities:
Reverse repurchase agreements including accrued interest	—	$(301,126,337)	—	(301,126,337)
Total	$4,390,602	$(301,126,337)	—	$(296,735,735)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of August 31, 2013	$3,050,139	$26,050,547	$7,930,102	$42,689,763	$537,766	$80,258,317
Transfers into Level 3[1]	3,425,957	—	—	11,369,704	—	14,795,661
Transfers out of Level 3[2]	—	—	—	(23,752,930)	—	(23,752,930)
Accrued discounts/premiums	—	(324,161)	—	15,732	—	(308,429)
Net realized gain (loss)	1,950	71,807	—	43,425	—	117,182
Net change in unrealized appreciation/depreciation[3]	378,108	359,946	(1,727)	74,796	254,722	1,065,845
Purchases	—	3,675,879	—	6,456,199	2,908,766	13,040,844
Sales	(167,621)	(6,346,850)	—	(4,973,588)	(3,037,781)	(14,525,840)
Closing Balance, as of November 30, 2013	$6,688,533	$23,487,168	$7,928,375	$31,923,101	$663,473	$70,690,650

[1]	As of August 31, 2013, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $14,795,661 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $23,752,930 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $(1,383,165).

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2013	34

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 24, 2014